UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09174
                                   ---------------------------------------------

                             Aegis Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1100 N. Glebe Road, Suite 1040, Arlington, VA 22201
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Aegis Financial Corp.
               1100 N. Glebe Road, Suite 1040, Arlington, VA 22201
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (703) 528-7788
                                                    ----------------------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 11/30/07
                          --------

Item 1.  SCHEDULE OF INVESTMENTS.

                                Aegis Value Fund
                        Schedule of Portfolio Investments
                                November 30, 2007
                                   (Unaudited)

                       Description                                                               Shares             Market Value
                       -----------                                                               ------             ------------
Common Stock - 94.5%
--------------------
Consumer Discretionary - 30.6%
------------------------------
   Auto Components - 3.6%
   ----------------------
   Superior Industries International, Inc.                                                           529,900     $         9,813,748
                                                                                                                 -------------------
   Automobiles - 1.0%
   ------------------
   Coachmen Industries, Inc.                                                                         501,696               2,643,938
   National R.V. Holdings, Inc. (1)(2)                                                               719,995                 100,799
                                                                                                                 -------------------
                                                                                                                           2,744,737
                                                                                                                 -------------------
   Distributors - 5.6%
   -------------------
   Audiovox Corp. (1)                                                                                953,384              12,174,715
   Handleman Co. (2)                                                                               1,381,500               3,053,115
                                                                                                                 -------------------
                                                                                                                          15,227,830
                                                                                                                 -------------------
   Hotels, Restaurants & Leisure - 1.5%
   ------------------------------------
   Archon Corp. (1)                                                                                   13,000                 617,500
   Bowl America, Inc.                                                                                  9,481                 150,748
   J. Alexander's Corp.                                                                              122,810               1,350,910
   Lodgian, Inc. (1)                                                                                 158,300               1,814,118
   Luby's, Inc. (1)                                                                                    8,367                  91,451
                                                                                                                 -------------------
                                                                                                                           4,024,727
                                                                                                                 -------------------
   Household Durables - 8.5%
   -------------------------
   Bassett Furniture Industries, Inc. (2)                                                            923,818               8,221,980
   Beazer Homes USA, Inc.                                                                            448,000               3,803,520
   Comstock Homebuilding Companies, Inc. (1)(2)                                                    1,120,385                 985,939
   Dominion Homes, Inc. (1)                                                                          355,527                 241,758
   M/I Homes, Inc.                                                                                   317,000               3,179,510
   Meritage Homes Corp. (1)                                                                          426,500               5,830,255
   WCI Communities, Inc. (1)                                                                         149,900                 503,664
                                                                                                                 -------------------
                                                                                                                          22,766,626
                                                                                                                 -------------------
   Leisure Equipment & Products - 2.6%
   -----------------------------------
   Head NV                                                                                         1,778,200               6,899,416
                                                                                                                 -------------------
   Multiline Retail - 3.9%
   -----------------------
   Dillard's, Inc.                                                                                   312,700               6,375,953
   Duckwall-ALCO Stores, Inc. (1)                                                                    140,100               4,144,158
                                                                                                                 -------------------
                                                                                                                          10,520,111
                                                                                                                 -------------------
   Specialty Retail - 0.7%
   -----------------------
   Books-A-Million, Inc.                                                                             146,511               1,771,318
   Pep Boys - Manny, Moe & Jack                                                                       21,200                 231,716
                                                                                                                 -------------------
                                                                                                                           2,003,034
                                                                                                                 -------------------
   Textiles, Apparel & Luxury Goods - 3.2%
   ---------------------------------------
   Delta Apparel, Inc.                                                                               353,985               3,479,673
   Tandy Brands Accessories, Inc.                                                                    298,668               2,834,359
   Unifi, Inc. (1)                                                                                   756,900               2,270,700
                                                                                                                 -------------------
                                                                                                                           8,584,732
                                                                                                                 -------------------
     Total Consumer Discretionary                                                                                         82,584,961
                                                                                                                 -------------------
Consumer Staples - 1.0%
-----------------------
   Food Products - 1.0%
   --------------------
   John B. Sanfilippo & Son, Inc. (1)                                                                325,238               2,758,018
                                                                                                                 -------------------

Energy - 7.8%
-------------
   Energy Equipment & Services - 0.5%
   ----------------------------------
   Leader Energy Services Ltd. (1)                                                                   696,000                  69,603
   Patterson-UTI Energy, Inc.                                                                         70,000               1,319,500
                                                                                                                 -------------------
                                                                                                                           1,389,103
                                                                                                                 -------------------

   Oil, Gas & Consumable Fuels - 7.3%
   ----------------------------------
   Brigham Exploration Co. (1)                                                                       425,000               2,936,750
   Callon Petroleum Co. (1)                                                                          820,000              12,259,000
   Meridian Resource Corp. (1)                                                                     2,525,000               4,393,500
                                                                                                                 -------------------
                                                                                                                          19,589,250
                                                                                                                 -------------------
     Total Energy                                                                                                         20,978,353
                                                                                                                 -------------------
Financials - 23.6%
------------------
   Capital Markets - 0.3%
   ----------------------
   BKF Capital Group, Inc. (1)                                                                       331,200                 702,144
                                                                                                                 -------------------
   Commercial Banks - 0.0%
   -----------------------
   Citizens Bancshares Corp.                                                                           3,024                  27,246
                                                                                                                 -------------------
   Consumer Finance - 0.6%
   -----------------------
   Advanta Corp. Class B                                                                             157,000               1,571,570
                                                                                                                 -------------------
   Diversified Financial Services - 3.2%
   -------------------------------------
   California First National Bancorp.                                                                494,983               6,142,739
   Medallion Financial Corp.                                                                         250,140               2,458,876
                                                                                                                 -------------------
                                                                                                                           8,601,615
                                                                                                                 -------------------
   Insurance - 17.4%
   -----------------
   LandAmerica Financial Group, Inc.                                                                 139,900               3,682,168
   Old Republic International Corp.                                                                  283,700               4,258,337
   PMA Capital Corp. (1)(2)                                                                        1,878,882              16,421,428
   Quanta Capital Holdings Ltd. (1)                                                                2,652,613               7,294,686
   SCPIE Holdings, Inc. (1)                                                                          373,425              10,145,957
   Specialty Underwriters' Alliance, Inc. (1)(2)                                                     858,462               5,150,772
                                                                                                                 -------------------
                                                                                                                          46,953,348
                                                                                                                 -------------------
   Real Estate Investment Trusts - 1.0%
   ------------------------------------
   BRT Realty Trust                                                                                   91,794               1,386,089
   Friedman, Billings, Ramsey Group, Inc. Class A                                                    440,000               1,315,600
   Vestin Realty Mortgage I, Inc.                                                                     20,809                  98,843
                                                                                                                 -------------------
                                                                                                                           2,800,532
                                                                                                                 -------------------
   Thrifts & Mortgage Finance - 1.1%
   ---------------------------------
   B of I Holding, Inc. (1)                                                                          305,319               2,183,031
   Beverly Hills Bancorp, Inc.                                                                        97,185                 526,743
   First Federal of Northern Michigan Bancorp, Inc.                                                   35,640                 256,252
                                                                                                                 -------------------
                                                                                                                           2,966,026
                                                                                                                 -------------------
     Total Financials                                                                                                     63,622,481
                                                                                                                 -------------------
Health Care - 0.0%
------------------
   Health Care Providers & Services - 0.0%
   ---------------------------------------
   OCA, Inc. (1)(3)                                                                                  579,400                       0
                                                                                                                 -------------------

Industrials - 19.2%
-------------------
   Aerospace/Defense - 1.1%
   ------------------------
   Allied Defense Group, Inc. (1)(2)                                                                 452,351               2,646,253
   Sypris Solutions, Inc.                                                                             35,008                 243,306
                                                                                                                 -------------------
                                                                                                                           2,889,559
                                                                                                                 -------------------
   Airlines - 4.5%
   ---------------
   Air France-KLM-ADR (4)                                                                             79,392               2,848,599
   Frontier Airlines Holdings, Inc. (1)                                                              275,804               1,682,404
   MAIR Holdings, Inc. (1)(2)                                                                      1,360,922               6,872,656
   Mesa Air Group, Inc. (1)                                                                          197,710                 747,344
                                                                                                                 -------------------
                                                                                                                          12,151,003
                                                                                                                 -------------------
   Machinery - 11.4%
   -----------------
   Quipp, Inc. (2)                                                                                    78,300                 371,925
   Tecumseh Products Co., Class A (1)(2)                                                             911,241              21,660,198
   Tecumseh Products Co., Class B (1)(2)                                                             411,321               8,707,666
                                                                                                                 -------------------
                                                                                                                          30,739,789
                                                                                                                 -------------------
   Marine - 1.5%
   -------------
   International Shipholding Corp. (1)                                                               158,697               4,072,165
                                                                                                                 -------------------

   Road & Rail - 0.6%
   ------------------
   Covenant Transport, Inc. (1)                                                                      226,321               1,613,669
                                                                                                                 -------------------
   Trading Companies & Distributors - 0.1%
   ---------------------------------------
   Huttig Building Products, Inc. (1)                                                                 90,033                 343,926
                                                                                                                 -------------------
     Total Industrials                                                                                                    51,810,111
                                                                                                                 -------------------
Information Technology - 3.9%
-----------------------------
   Electronic Equipment & Instruments - 0.0%
   -----------------------------------------
   Sielox, Inc. (1)                                                                                  191,783                  63,288
                                                                                                                 -------------------
   IT Services - 0.1%
   ------------------
   Technology Solutions Co. (1)                                                                       41,429                 138,787
                                                                                                                 -------------------
   Semiconductors & Semiconductor Equipment - 3.8%
   -----------------------------------------------
   ChipMOS TECHNOLOGIES Bermuda LTD. (1)                                                             472,600               2,396,082
   Spansion, Inc. (1)                                                                              1,505,200               8,037,769
                                                                                                                 -------------------
                                                                                                                          10,433,851
                                                                                                                 -------------------
     Total Information Technology                                                                                         10,635,926
                                                                                                                 -------------------
Materials - 8.0%
----------------
   Chemicals - 3.6%
   ----------------
   American Pacific Corp. (1)(2)                                                                     662,168               9,733,869
                                                                                                                 -------------------
   Containers & Packaging - 1.2%
   -----------------------------
   Mod-Pac Corp. (1)(2)                                                                              159,725               1,309,745
   Peak International Ltd. (1)(2)                                                                    881,401               2,027,222
                                                                                                                 -------------------
                                                                                                                           3,336,967
                                                                                                                 -------------------
   Metals & Mining - 1.2%
   ----------------------
   Amerigo Resources Ltd.                                                                            447,000                 974,509
   Olympic Steel, Inc.                                                                                87,057               2,275,670
   Yamana Gold, Inc.                                                                                   3,589                  46,155
                                                                                                                 -------------------
                                                                                                                           3,296,334
                                                                                                                 -------------------
   Paper & Forest Products - 2.0%
   ------------------------------
   Canfor Corp. (1)                                                                                  690,900               5,278,740
                                                                                                                 -------------------
     Total Materials                                                                                                      21,645,910
                                                                                                                 -------------------
Telecommunication Services - 0.3%
---------------------------------
   Diversified Telecommunication - 0.3%
   ------------------------------------
   IDT Corp.                                                                                          10,000                  77,400
   IDT Corp. Class B                                                                                  86,000                 697,460
   Integrated Telecom Express, Inc. (1)(3)                                                           308,300                   3,083
                                                                                                                 -------------------
                                                                                                                             777,943
                                                                                                                 -------------------
Utilities - 0.1%
----------------
   Electric Utilities - 0.1%
   -------------------------
   Commerce Energy Group, Inc. (1)                                                                    86,000                 156,520
                                                                                                                 -------------------

Total Common Stock
  (Cost $278,984,189)                                                                                                    254,970,223
                                                                                                                 -------------------

Investment Companies - 4.0%
---------------------------
   Canfor Pulp Income Fund                                                                            79,349                 822,096
   Federated Prime Obligations Fund, 4.80%                                                         9,993,892               9,993,892
                                                                                                                 -------------------

Total Investment Companies
  (Cost $10,305,274)                                                                                                      10,815,988
                                                                                                                 -------------------


Total Investments - 98.5%
  (Cost $289,289,463) (5)                                                                                                265,786,211
Other Assets and Liabilities - 1.5%                                                                                        3,978,448
                                                                                                                 -------------------
Net Assets - 100.0%                                                                                              $       269,764,659
                                                                                                                 ===================

(1) Non-income producing securities

(2) Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities. See additional information on Investments in Affiliated Companies.

(3) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Value Fund board of directors.

(4) ADR-American Depositary Receipt

(5) At November 30, 2007, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of Investments                                               $ 290,144,056
                                                                  -------------
Gross unrealized appreciation                                     $  46,354,800
Gross unrealized depreciation                                       (70,712,645)
                                                                  -------------
Net unrealized depreciation on investments                        $ (24,357,845)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Additional information on Investments in Affiliated Companies.
--------------------------------------------------------------------------------
Transactions during the period with companies which are or were affiliates are as follows:

                                            Value                                      Dividends        Value
                                         Beginning of                                  Credited          End
                                            Period       Purchases    Sales Proceeds   to Income      of Period
                                         ------------------------------------------------------------------------
Allied Defense Group, Inc.               $  1,658,930   $    583,909   $          0   $          0   $  2,646,253
American Pacific Corp.                     10,352,693              0         67,678              0      9,733,869
Audiovox Corp.*                            11,026,767        105,522      1,401,882              0     12,174,715
Bassett Furniture Industries, Inc.          7,230,179      3,099,803              0        180,625      8,221,980
California First National Bancorp.*         7,736,295              0        989,200         68,362      6,142,739
Comstock Homebuilding Companies, Inc.       2,845,778              0              0              0        985,939
Dominion Homes, Inc.*                       1,667,704              0        618,951              0        241,758
Handleman Co.                               5,001,030              0              0              0      3,053,115
MAIR Holdings, Inc.                         7,640,918        774,930              0              0      6,872,656
Mod-Pac Corp.                               1,570,097              0              0              0      1,309,745
National R.V. Holdings, Inc.                  575,996              0              0              0        100,799
Peak International Ltd.                     2,177,060              0              0              0      2,027,222
PMA Capital Corp.                          23,120,185              0      3,997,938              0     16,421,428
Quipp, Inc.                                   352,350              0              0          3,915        371,925
Specialty Underwriters' Alliance, Inc.      5,967,806        180,531              0              0      5,150,772
Tecumseh Products Co., Class A             17,696,446              0      2,528,211              0     21,660,198
Tecumseh Products Co., Class B              6,173,928              0              0              0      8,707,666
                                         ------------------------------------------------------------------------
  Total                                  $112,794,162   $  4,744,695   $  9,603,860   $    252,902   $105,822,779
                                         ========================================================================

                 * No longer affiliated as of November 30, 2007

ITEM 2. CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aegis Value Fund, Inc.

By (Signature and Title)  /s/William S. Berno
William S. Berno, President

Date: January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date: January 29, 2008

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date: January 29, 2008